Investment in Securities (Summary of Roll-forwards of Allowance for Credit Losses) (Detail) - JPY (¥) ¥ in Millions	6 Months Ended
	Sep. 30, 2026	Sep. 30, 2025
Accounts And Financing Receivable For Credit Losses [Line Items]
Beginning	¥ 3,505	¥ 670
Additions to the allowance for credit losses on available-for-sale debt securities for which credit losses were not previously recorded	34	128
Additional increases (decreases) to the allowance for credit losses on AFS debt securities that had an allowance recorded in a previous period, net	(56)	(26)
Write-offs charged against the allowance	(173)
Recoveries of amounts previously written off	96
Increase (Decrease) from the effects of changes in foreign exchange rates	(52)	(1)
Ending	3,354	771
Foreign municipal bond securities
Accounts And Financing Receivable For Credit Losses [Line Items]
Beginning	798	245
Additions to the allowance for credit losses on available-for-sale debt securities for which credit losses were not previously recorded	0	0
Additional increases (decreases) to the allowance for credit losses on AFS debt securities that had an allowance recorded in a previous period, net	0	0
Write-offs charged against the allowance	(173)
Recoveries of amounts previously written off	0
Increase (Decrease) from the effects of changes in foreign exchange rates	(10)	(1)
Ending	615	244
Foreign corporate debt securities
Accounts And Financing Receivable For Credit Losses [Line Items]
Beginning	64	34
Additions to the allowance for credit losses on available-for-sale debt securities for which credit losses were not previously recorded	34	0
Additional increases (decreases) to the allowance for credit losses on AFS debt securities that had an allowance recorded in a previous period, net	45	(26)
Write-offs charged against the allowance	0
Recoveries of amounts previously written off	0
Increase (Decrease) from the effects of changes in foreign exchange rates	0	0
Ending	143	8
CMBS and RMBS in the Americas
Accounts And Financing Receivable For Credit Losses [Line Items]
Beginning	1,927
Additions to the allowance for credit losses on available-for-sale debt securities for which credit losses were not previously recorded	0
Additional increases (decreases) to the allowance for credit losses on AFS debt securities that had an allowance recorded in a previous period, net	0
Write-offs charged against the allowance	0
Recoveries of amounts previously written off	0
Increase (Decrease) from the effects of changes in foreign exchange rates	(31)
Ending	1,896
Foreign other asset- backed securities and debt securities
Accounts And Financing Receivable For Credit Losses [Line Items]
Beginning	716	391
Additions to the allowance for credit losses on available-for-sale debt securities for which credit losses were not previously recorded	0	128
Additional increases (decreases) to the allowance for credit losses on AFS debt securities that had an allowance recorded in a previous period, net	(101)	0
Write-offs charged against the allowance	0
Recoveries of amounts previously written off	96
Increase (Decrease) from the effects of changes in foreign exchange rates	(11)	0
Ending	¥ 700	¥ 519